Description of Business and Organisation - Schedule of Description of Business (Details)	12 Months Ended
Dec. 31, 2023
DDC Enterprise Limited (Cayman) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	Listed Entity
DDC Open Studio Limited (Cayman) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Direct Holdings
Perfect Foods Inc. (Cayman) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Direct Holdings
Grand Leader Technology Limited (Hong Kong) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Direct Holdings
DDC US Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Direct Holdings
DDC Open Studio Media Limited (Hong Kong) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Good Foods HK Limited (Hong Kong) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Cook US LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Cook San Francisco, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Lin’s Group Limited (Hong Kong) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	51% Indirect Holdings
Shanghai Lashu Import and Export Trading Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Shanghai DayDayCook Information Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Mengwei online store [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	Contractual control (on August 19, 2023 sold)
Hangzhou Jushi Cultural Media Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	67% Indirect Holdings
Chongqing DayDayCook E-commerce Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Quanzhou DayDayCook Food Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	60% Indirect Holdings
Shanghai Lishang Trading Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	51% Indirect Holdings
Shanghai Youlong Industrial Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Fujian Jinjiang Yunmao Electronic-Commerce Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	60% Indirect Holdings
Quanzhou Weishi food Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	60% Indirect Holdings
Shanghai Yuli Development Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	51% Indirect Holdings
Guangzhou Youlong DayDayCook Food and Beverage Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	100% Indirect Holdings
Hangzhou Damao Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Listed Entity of Ownership Interest	60% Indirect Holdings